Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fixed assets
Depreciation expense	$ 369,564	$ 323,729	$ 331,531
Systems, equipment and other assets relating to contracts ("Contract Assets")
Fixed assets
Depreciation expense	329,218	305,881	313,911
Property, plant and equipment ("Non-Contract Assets")
Fixed assets
Depreciation expense	$ 40,346	$ 17,848	$ 17,620